ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Reclassified from redeemable non-controlling interests (Note)	¥ 39,142		¥ 240,474
Advances from customers	149,687		124,995	¥ 296,361
Salary and welfare payables	42,259		78,298
Accrued expenses	57,839		78,145
Current portion of operating lease liabilities	40,341		42,530
Liability under reverse factoring program	0		98,109
Guaranteed customer loans	33,435		54,999
Liability under factoring program	30,000		40,353	¥ 40,112
Tax payables	4,223		6,945
Deposits from marketplace sellers	36,185		28,504
Others	27,062		24,943
Total	460,173	$ 63,043	¥ 818,295
Reclassified to mezzanine equity	¥ 205,030